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BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia EM Core ex-China ETF

Portfolio of Investments
Columbia EM Core ex-China ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia EM Core ex-China ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks 96 .2%
Brazil 2.2%
Ambev SA 1,122,841 3,533,860
B3 SA - Brasil Bolsa Balcao 1,410,040 3,958,284
Banco BTG Pactual SA 711,789 7,438,377
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP 266,638 1,526,899
Embraer SA 391,259 6,187,182
Localiza Rent a Car SA 193,610 1,553,833
Lojas Renner SA 178,312 508,483
PRIO SA
(a)
174,500 1,758,165
Raia Drogasil SA 245,660 797,833
Rede D'Or Sao Luiz SA
(b)
198,620 1,331,949
TOTVS SA 101,222 561,263
Vale SA 673,089 10,127,643
Vibra Energia SA 321,253 1,855,168
WEG SA 404,474 3,665,776
Total 44,804,715
Chile 0.4%
Banco de Chile 6,428,377 1,258,354
Cencosud SA 527,486 1,218,470
Empresas Copec SA 131,905 822,676
Falabella SA 284,504 1,775,962
Latam Airlines Group SA 103,423,322 3,007,043
Total 8,082,505
China 0.1%
Airtac International Group 33,971 1,423,612
Silergy Corp. 77,582 1,456,344
Total 2,879,956
Colombia 0.1%
Ecopetrol SA 1,446,014 1,021,182
Interconexion Electrica SA ESP 167,153 1,430,104
Total 2,451,286
Czech Republic 0.1%
CEZ AS 38,139 2,231,649
Egypt 0.1%
Commercial International Bank - Egypt (CIB) 418,190 1,083,944
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Greece 0.5%
Alpha Bank SA 571,243 2,580,407
Eurobank SA 695,246 3,310,654
Jumbo SA 47,542 1,219,721
National Bank of Greece SA 208,936 3,603,452
Total 10,714,234
Hungary 0.6%
OTP Bank Nyrt 65,272 9,634,166
Richter Gedeon Nyrt 48,411 1,873,841
Total 11,508,007
India 13.9%
360 ONE WAM Ltd. 73,742 837,146
ABB India Ltd. 25,892 1,923,189
Adani Energy Solutions Ltd.
(a)
57,257 902,115
Adani Enterprises Ltd. 71,951 2,307,692
Adani Green Energy Ltd.
(a)
117,001 1,844,403
Adani Ports & Special Economic Zone Ltd. 287,137 5,491,044
Adani Power Ltd.
(a)
1,322,016 3,125,200
Aditya Birla Capital Ltd.
(a)
406,027 1,681,221
Apollo Hospitals Enterprise Ltd. 17,300 1,586,738
Ashok Leyland Ltd. 834,515 1,390,289
Asian Paints Ltd. 74,282 2,068,324
AU Small Finance Bank Ltd.
(b)
105,205 1,152,591
Aurobindo Pharma Ltd. 146,133 2,437,177
Axis Bank Ltd. 481,082 6,839,220
Bajaj Auto Ltd. 14,533 1,491,702
Bajaj Finance Ltd. 523,175 5,553,212
Bajaj Holdings & Investment Ltd. 10,105 1,131,890
Bharat Electronics Ltd. 813,424 3,538,690
Bharat Forge Ltd. 101,916 2,308,483
Bharat Heavy Electricals Ltd. 228,318 998,814
Bharti Airtel Ltd. 443,617 8,679,374
Biocon Ltd. 240,189 1,061,403
Blue Star Ltd. 47,790 822,074
BSE Ltd.
(a)
40,413 1,650,354
CG Power & Industrial Solutions Ltd. 273,430 2,750,367
Cholamandalam Investment & Finance Co. Ltd. 121,291 2,293,360

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, June 30, 2026 (Unaudited)
Columbia EM Core ex-China ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Coal India Ltd. 447,199 2,074,216
Coromandel International Ltd. 50,315 1,065,740
Cummins India Ltd. 57,657 3,447,223
Dabur India Ltd. 502,147 2,239,692
Divi's Laboratories Ltd. 37,400 2,599,386
Eicher Motors Ltd. 25,276 1,888,782
Embassy Office Parks REIT 264,994 1,226,278
FSN E-Commerce Ventures Ltd.
(a)
397,366 1,304,911
GE Vernova T&D India Ltd. 24,279 1,268,085
Glenmark Pharmaceuticals Ltd. 67,171 1,564,198
Grasim Industries Ltd. 80,263 2,628,551
HDFC Asset Management Co. Ltd.
(b)
52,493 1,471,332
HDFC Bank Ltd. ADR 723,485 18,687,618
Hero MotoCorp Ltd. 30,925 1,566,297
Hindalco Industries Ltd. 320,914 3,243,085
Hindustan Petroleum Corp. Ltd. 353,159 1,471,640
Hitachi Energy India Ltd. 2,589 955,093
Hyundai Motor India Ltd. 37,267 750,192
ICICI Bank Ltd. ADR 604,335 17,543,845
IDBI Bank Ltd. 962,649 849,473
IDFC First Bank Ltd. 2,033,787 1,707,879
Indus Towers Ltd.
(a)
241,788 1,000,524
IndusInd Bank Ltd. 207,729 2,028,161
Info Edge India Ltd. 217,442 2,246,578
InterGlobe Aviation Ltd.
(b)
35,161 1,994,093
Jindal Steel Ltd. 174,385 1,952,968
Jio Financial Services Ltd. 998,797 2,494,810
JK Cement Ltd. 14,759 848,895
JSW Energy Ltd. 143,611 884,723
JSW Steel Ltd. 208,062 2,695,654
Kotak Mahindra Bank Ltd. 1,055,176 4,372,473
Larsen & Toubro Ltd. 133,782 5,855,902
Laurus Labs Ltd.
(b)
186,620 2,991,559
LTM Ltd.
(b)
74,167 2,772,093
Lupin Ltd. 69,233 1,769,246
Mahindra & Mahindra Ltd. 206,233 6,685,995
Mankind Pharma Ltd. 41,725 1,122,085
Marico Ltd. 215,476 1,903,594
Maruti Suzuki India Ltd. 22,026 3,284,398
Max Financial Services Ltd.
(a)
64,825 1,084,768
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Mphasis Ltd. 113,441 2,590,506
Muthoot Finance Ltd. 25,341 802,404
National Aluminium Co. Ltd. 669,999 2,403,704
Nestle India Ltd. 161,859 2,402,782
NHPC Ltd. 1,579,540 1,357,127
NTPC Ltd. 675,083 2,543,540
Oil & Natural Gas Corp. Ltd. 571,987 1,419,412
Oil India Ltd. 231,120 1,018,030
One 97 Communications Ltd.
(a)
109,339 1,318,531
Page Industries Ltd. 3,904 1,706,218
PB Fintech Ltd.
(a)
89,592 1,541,427
Phoenix Mills Ltd. 76,758 1,580,104
Pidilite Industries Ltd. 103,531 1,741,982
Polycab India Ltd. 23,456 2,468,289
Power Finance Corp. Ltd. 352,285 1,579,088
Power Grid Corp. of India Ltd. 683,827 2,068,269
Radico Khaitan Ltd. 23,272 970,007
REC Ltd. 390,002 1,498,887
Reliance Industries Ltd. 1,219,737 16,672,708
Samvardhana Motherson International Ltd. 1,865,665 2,919,156
Shree Cement Ltd. 4,855 1,295,060
Shriram Finance Ltd. 307,419 3,384,544
Siemens Energy India Ltd. 21,005 817,333
Siemens Ltd.
(a)
39,340 1,496,112
Sona Blw Precision Forgings Ltd.
(b)
241,672 1,582,658
State Bank of India GDR
(b)
61,028 6,615,435
State Bank of India GDR
(b)
653 70,785
Sun Pharmaceutical Industries Ltd. 225,359 4,434,149
Swiggy Ltd.
(a)
514,910 1,301,979
Tata Consumer Products Ltd. 180,227 2,047,905
Tata Motors Ltd. 536,711 2,398,108
Tata Motors Passenger Vehicles Ltd. 203,309 756,459
Tata Power Co. Ltd. 351,752 1,432,518
Tata Steel Ltd. 1,989,407 3,952,386
Tech Mahindra Ltd. 256,389 3,804,715
Titan Co. Ltd. 81,413 3,787,741
Torrent Pharmaceuticals Ltd. 22,695 1,107,697
Tube Investments of India Ltd. 31,879 1,020,202
TVS Motor Co. Ltd. 58,442 2,136,563
Varun Beverages Ltd. 396,618 2,126,623

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, June 30, 2026 (Unaudited)
Columbia EM Core ex-China ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Vedanta Ltd. 651,657 1,932,761
Vodafone Idea Ltd.
(a)
3,967,960 606,143
WAAREE Energies Ltd. 21,553 671,007
Wipro Ltd. 1,960,877 3,529,667
Zydus Lifesciences Ltd. 95,621 1,123,910
Total 287,442,738
Indonesia 0.5%
Amman Mineral Internasional PT
(a)
4,128,252 715,748
Astra International Tbk. PT 7,459,898 1,885,836
Bank Mandiri Persero Tbk. PT 12,348,592 2,658,953
Barito Pacific Tbk. PT
(a)
8,479,696 609,419
Bumi Resources Minerals Tbk. PT
(a)
21,326,150 565,358
GoTo Gojek Tokopedia Tbk. PT
(a)
446,564,050 1,248,781
Telkom Indonesia Persero Tbk. PT 14,739,840 1,937,283
Total 9,621,378
Kuwait 0.6%
Boubyan Bank KSCP 931,526 1,906,351
Gulf Bank KSCP 1,902,764 2,168,095
Kuwait Finance House KSCP 1,651,279 4,088,221
Mabanee Co. KPSC 699,427 2,083,832
National Bank of Kuwait SAKP 846,904 2,203,372
Total 12,449,871
Malaysia 1.3%
CIMB Group Holdings Bhd. 1,067,785 1,940,475
IHH Healthcare Bhd. 3,432,924 7,072,118
Malayan Banking Bhd. 1,007,083 2,662,503
Petronas Chemicals Group Bhd. 640,900 636,578
Press Metal Aluminium Holdings Bhd. 341,674 643,545
Public Bank Bhd. 2,097,268 2,468,887
Sunway Healthcare Holdings Bhd., Class B
(a)
2,174,600 965,304
Telekom Malaysia Bhd. 573,020 1,045,559
Tenaga Nasional Bhd. 2,573,599 9,013,119
Total 26,448,088
Mexico 2.3%
America Movil SAB de CV 4,846,066 6,281,616
Arca Continental SAB de CV 175,494 2,104,873
Cemex SAB de CV 2,563,145 3,080,395
Coca-Cola Femsa SAB de CV 163,973 1,735,001
Fibra Uno Administracion SA de CV 985,011 1,689,436
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Fomento Economico Mexicano SAB de CV 364,500 4,650,706
Grupo Aeroportuario del Centro Norte SAB de CV 126,855 1,797,658
Grupo Aeroportuario del Pacifico SAB de CV,
Class B 107,901 2,730,970
Grupo Aeroportuario del Sureste SAB de CV,
Class B 21,155 646,875
Grupo Carso SAB de CV 152,105 1,137,627
Grupo Financiero Banorte SAB de CV, Class O 440,855 4,656,620
Grupo Mexico SAB de CV 920,738 10,445,790
Industrias Penoles SAB de CV 62,747 2,744,475
Prologis Property Mexico SA de CV 260,335 1,129,465
Wal-Mart de Mexico SAB de CV 738,760 2,171,835
Total 47,003,342
Philippines 0.3%
Bank of the Philippine Islands 592,920 927,495
BDO Unibank, Inc. 470,530 908,551
International Container Terminal Services, Inc. 86,508 1,254,556
Manila Electric Co. 403,397 3,746,721
Total 6,837,323
Poland 1.2%
Asseco Poland SA 17,001 756,007
Bank Polska Kasa Opieki SA 25,847 1,573,299
CD Projekt SA
(a)
20,044 1,196,609
KGHM Polska Miedz SA 6,794 598,724
LPP SA 121 588,446
ORLEN SA 91,054 3,066,746
Powszechna Kasa Oszczednosci Bank Polski SA 395,521 10,852,796
Powszechny Zaklad Ubezpieczen SA 394,178 6,881,349
Total 25,513,976
Qatar 0.6%
Industries Qatar QSC 563,779 1,703,260
Mesaieed Petrochemical Holding Co. 6,495,434 2,069,405
Ooredoo QPSC 353,107 1,284,995
Qatar Gas Transport Co. Ltd. 1,383,319 1,631,792
Qatar Islamic Bank QPSC 357,075 2,142,842
Qatar National Bank QPSC 778,896 3,690,183
Total 12,522,477
Russia 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 —
LUKOIL PJSC
(a),(c),(d),(e),(f)
14,277 —

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, June 30, 2026 (Unaudited)
Columbia EM Core ex-China ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
MMC Norilsk Nickel PJSC ADR
(a),(d),(e),(f)
19,108 0
Total 0
Saudi Arabia 2.9%
ACWA Power Co.
(a)
48,570 2,507,873
Al Rajhi Bank 751,947 13,188,892
Bank AlBilad 204,203 1,325,591
Bupa Arabia for Cooperative Insurance Co. 35,728 1,663,161
Co. for Cooperative Insurance 36,095 1,413,173
Dar Al Arkan Real Estate Development Co.
(a)
334,098 1,601,487
Etihad Etisalat Co. 125,740 2,023,045
Jarir Marketing Co. 377,886 1,685,662
Makkah Construction & Development Co. 41,751 921,762
Riyad Bank 96,096 509,228
SABIC Agri-Nutrients Co. 64,504 2,125,411
Saudi Arabian Mining Co.
(a)
317,524 5,019,942
Saudi Arabian Oil Co.
(b)
1,118,152 7,773,377
Saudi Basic Industries Corp. 252,470 3,463,970
Saudi Investment Bank 194,695 695,413
Saudi National Bank 609,399 6,270,458
Saudi Telecom Co. 448,677 5,163,630
Yanbu National Petrochemical Co. 213,231 1,669,663
Total 59,021,738
South Africa 3.2%
Absa Group Ltd. 98,174 1,365,212
Bid Corp. Ltd. 134,290 3,659,177
Bidvest Group Ltd. 129,896 1,897,876
Capitec Bank Holdings Ltd. 7,843 2,273,049
Clicks Group Ltd. 72,347 1,004,074
Exxaro Resources Ltd. 178,930 2,215,937
FirstRand Ltd. 1,455,918 8,639,572
Gold Fields Ltd. 203,698 6,847,311
Harmony Gold Mining Co. Ltd. 182,543 2,784,365
Impala Platinum Holdings Ltd. 200,534 2,104,445
Mr. Price Group Ltd. 54,469 597,464
MTN Group Ltd. 412,309 5,732,076
Naspers Ltd., Class N 199,775 10,002,401
Northam Platinum Holdings Ltd. 47,927 689,839
Pepkor Holdings Ltd.
(b)
893,541 1,204,836
Sasol Ltd.
(a)
121,457 1,197,971
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Shoprite Holdings Ltd. 234,707 4,224,440
Sibanye Stillwater Ltd. 719,697 1,528,972
Standard Bank Group Ltd. 196,387 3,871,064
Valterra Platinum Ltd. 48,213 3,254,598
Total 65,094,679
South Korea 26.3%
ABLBio, Inc.
(a)
9,757 626,619
Alteogen, Inc. 6,464 1,506,167
Amorepacific Corp. 16,434 1,121,199
APR Corp. 4,428 1,101,784
Celltrion, Inc. 35,395 3,959,177
Coway Co. Ltd. 11,878 692,302
Daeduck Electronics Co. Ltd. 60,086 5,957,019
DB HiTek Co. Ltd. 6,143 571,755
DB Insurance Co. Ltd. 7,244 626,071
Doosan Co. Ltd. 1,954 1,875,426
Doosan Enerbility Co. Ltd.
(a)
109,339 6,125,750
Ecopro BM Co. Ltd. 24,287 2,233,846
Ecopro Co. Ltd. 47,138 3,243,343
Hana Financial Group, Inc. 94,384 6,981,480
Hanmi Semiconductor Co. Ltd. 6,560 1,086,065
Hanwha Aerospace Co. Ltd. 6,665 4,280,432
Hanwha Ocean Co. Ltd.
(a)
20,994 1,359,129
Hanwha Solutions Corp.
(a)
23,418 513,161
Hanwha Systems Co. Ltd. 12,127 571,401
HD Hyundai Co. Ltd. 7,819 1,006,836
HD Hyundai Electric Co. Ltd. 6,157 3,862,779
HD Hyundai Heavy Industries Co. Ltd. 6,363 2,431,354
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 11,858 2,678,822
HLB, Inc.
(a)
20,719 695,403
HMM Co. Ltd. 140,435 1,686,888
HYBE Co. Ltd. 2,370 293,860
Hyosung Heavy Industries Corp. 2,086 4,628,973
Hyundai Autoever Corp. 6,920 2,367,263
Hyundai Engineering & Construction Co. Ltd. 13,235 975,562
Hyundai Glovis Co. Ltd. 7,755 916,505
Hyundai Mobis Co. Ltd. 14,000 4,518,170
Hyundai Motor Co. 34,520 11,029,109
IsuPetasys Co. Ltd. 101,325 7,547,218

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, June 30, 2026 (Unaudited)
Columbia EM Core ex-China ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Jusung Engineering Co. Ltd. 4,508 584,850
KB Financial Group, Inc. 97,769 10,033,739
Kia Corp. 63,369 5,644,434
Korea Aerospace Industries Ltd. 13,947 1,317,912
Korea Electric Power Corp. 45,968 1,097,796
Korea Investment Holdings Co. Ltd. 5,759 821,493
Korea Zinc Co. Ltd. 1,568 1,093,036
Krafton, Inc. 10,497 1,598,975
KT&G Corp. 19,524 2,138,529
LEENO Industrial, Inc. 9,844 533,722
LG Chem Ltd. 7,497 1,354,909
LG CNS Co. Ltd. 17,298 879,805
LG Corp. 22,750 1,428,758
LG Electronics, Inc. 26,224 3,436,050
LG Energy Solution Ltd.
(a)
8,875 2,073,678
LG Innotek Co. Ltd. 10,258 6,495,255
LIG Defense&Aerospace Co. Ltd. 2,045 949,045
LigaChem Biosciences, Inc.
(a)
7,680 743,066
LS Corp. 13,567 3,200,632
LS Electric Co. Ltd. 32,747 5,030,521
Meritz Financial Group, Inc.
(a)
20,727 1,412,748
Mirae Asset Securities Co. Ltd. 50,187 1,384,815
NAVER Corp. 25,355 3,256,725
Peptron, Inc.
(a)
6,764 804,625
POSCO Future M Co. Ltd. 8,461 958,983
POSCO Holdings, Inc. 14,328 2,931,631
Rainbow Robotics
(a)
1,870 626,431
Sam Chun Dang Pharm Co. Ltd. 3,837 559,712
Samsung C&T Corp. 18,276 5,526,564
Samsung E&A Co. Ltd. 22,961 705,443
Samsung Electro-Mechanics Co. Ltd. 20,518 28,923,586
Samsung Electronics Co. Ltd. 926,836 199,808,446
Samsung Fire & Marine Insurance Co. Ltd. 5,925 2,363,422
Samsung Heavy Industries Co. Ltd.
(a)
127,517 1,917,735
Samsung Life Insurance Co. Ltd. 12,683 3,282,697
Samsung SDI Co. Ltd.
(a)
49,308 15,499,255
Samsung SDS Co. Ltd. 12,224 1,505,415
Samyang Foods Co. Ltd. 1,105 798,099
Shinhan Financial Group Co. Ltd. 143,028 8,844,047
SK Hynix, Inc. 55,010 94,091,848
Issuer . Shares
.
Value ($)
Common Stocks (continued)
SK Innovation Co. Ltd.
(a)
18,727 1,147,093
SK Square Co. Ltd. 17,608 19,286,631
SK Telecom Co. Ltd. 28,255 1,612,175
SK, Inc. 5,817 3,131,335
S-Oil Corp. 9,105 625,297
Woori Financial Group, Inc. 87,817 1,643,770
Yuhan Corp. 18,714 847,946
Total 543,023,547
Taiwan 34.4%
Accton Technology Corp. 116,927 9,157,719
Acer, Inc. 639,463 664,424
ADATA Technology Co. Ltd. 51,384 659,710
Advantech Co. Ltd. 93,620 1,445,891
Alchip Technologies Ltd. 22,827 2,995,209
AP Memory Technology Corp. 22,162 694,291
ASE Technology Holding Co. Ltd. 872,322 18,620,343
Asia Vital Components Co. Ltd. 119,931 9,505,934
ASPEED Technology, Inc. 5,036 2,607,594
Asustek Computer, Inc.
(a)
160,489 3,526,511
AUO Corp. 2,140,152 2,196,819
Bizlink Holding, Inc. 35,264 2,119,835
Caliway Biopharmaceuticals Co. Ltd., Class C
(a)
239,806 751,264
Catcher Technology Co. Ltd. 227,188 1,490,506
Cathay Financial Holding Co. Ltd. 2,050,566 6,327,457
Chang Hwa Commercial Bank Ltd. 6,698,945 5,046,841
China Steel Corp. 1,404,596 828,917
Chipbond Technology Corp. 157,182 1,043,554
Chroma ATE, Inc. 144,086 9,769,616
Chunghwa Telecom Co. Ltd. 1,420,732 6,310,598
Compal Electronics, Inc. 839,330 930,057
Compeq Manufacturing Co. Ltd. 519,918 3,794,545
CTBC Financial Holding Co. Ltd. 5,746,524 12,807,534
Delta Electronics, Inc. 502,327 30,748,439
E Ink Holdings, Inc. 221,056 1,488,441
E.Sun Financial Holding Co. Ltd. 2,203,109 2,382,468
Elite Material Co. Ltd. 77,466 13,106,956
eMemory Technology, Inc. 21,223 1,948,653
Eva Airways Corp. 1,453,407 2,048,498
Evergreen Marine Corp. Taiwan Ltd. 184,269 1,067,212

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, June 30, 2026 (Unaudited)
Columbia EM Core ex-China ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Far EasTone Telecommunications Co. Ltd. 1,377,412 4,539,993
Formosa Chemicals & Fibre Corp. 588,682 1,008,963
Formosa Plastics Corp. 902,810 1,544,525
Fortune Electric Co. Ltd. 35,199 857,421
Fubon Financial Holding Co. Ltd. 1,326,634 5,392,906
Gigabyte Technology Co. Ltd. 187,482 2,024,510
Global Unichip Corp. 14,102 2,144,749
Globalwafers Co. Ltd. 44,000 1,388,100
Gold Circuit Electronics Ltd. 102,774 3,871,386
Hon Hai Precision Industry Co. Ltd. 2,760,982 21,754,006
Hon Precision, Inc. 16,120 3,273,944
Hua Nan Financial Holdings Co. Ltd., Class C 1,076,118 1,283,646
Innodisk Corp. 25,186 1,276,832
Innolux Corp. 2,463,588 5,312,840
International Games System Co. Ltd., Class C 82,618 2,046,226
Jentech Precision Industrial Co. Ltd. 19,144 2,061,241
KGI Financial Holding Co. Ltd. 2,321,930 2,091,862
King Slide Works Co. Ltd. 17,126 3,956,723
King Yuan Electronics Co. Ltd. 217,638 2,305,741
Kinsus Interconnect Technology Corp. 66,498 1,859,894
L&K Engineering Co. Ltd. 26,192 758,879
LandMark Optoelectronics Corp. 17,126 1,085,949
Largan Precision Co. Ltd. 26,642 3,587,782
Lite-On Technology Corp. 529,995 3,693,403
Lotes Co. Ltd. 29,216 1,935,108
Macronix International Co. Ltd.
(a)
370,796 1,809,953
MediaTek, Inc. 242,487 32,312,317
Mega Financial Holding Co. Ltd. 1,336,900 1,934,647
MPI Corp. 14,102 2,695,876
Nan Ya Plastics Corp. 897,774 4,692,272
Nan Ya Printed Circuit Board Corp. 154,158 5,734,379
Nanya Technology Corp.
(a)
179,350 2,547,545
Novatek Microelectronics Corp. 101,933 1,711,869
PharmaEssentia Corp. 58,998 2,481,670
Phison Electronics Corp. 34,258 2,564,793
Powerchip Semiconductor Manufacturing Corp.
(a)
724,466 1,812,501
Powertech Technology, Inc. 130,984 1,387,695
Quanta Computer, Inc. 523,467 6,046,987
Realtek Semiconductor Corp. 81,149 2,053,148
SinoPac Financial Holdings Co. Ltd. 1,397,542 1,750,410
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Taiwan Business Bank 11,059,136 6,161,997
Taiwan Glass Industry Corp.
(a)
339,562 797,302
Taiwan Mobile Co. Ltd. 1,011,259 3,698,199
Taiwan Semiconductor Manufacturing Co. Ltd. 4,072,765 308,111,803
Taiwan Union Technology Corp. 108,816 5,738,574
Tripod Technology Corp. 74,558 1,212,344
TS Financial Holding Co. Ltd. 2,819,276 2,942,600
Unimicron Technology Corp. 412,102 13,841,732
Uni-President Enterprises Corp. 1,199,706 2,805,647
United Integrated Services Co. Ltd. 28,210 1,168,904
United Microelectronics Corp.
(a)
2,870,006 14,820,083
Universal Microwave Technology, Inc. 45,342 1,900,132
Vanguard International Semiconductor Corp. 215,623 1,462,011
Walsin Technology Corp. 171,000 3,032,819
Wan Hai Lines Ltd.
(a)
296,594 737,377
Win Semiconductors Corp. 64,486 862,337
Winbond Electronics Corp. 498,762 3,248,728
WinWay Technology Co. Ltd. 4,030 1,022,791
Wistron Corp.
(a)
630,058 3,134,814
Wiwynn Corp. 26,279 3,823,495
WPG Holdings Ltd. 258,950 869,764
WT Microelectronics Co. Ltd. 144,086 967,916
Yageo Corp. 368,778 13,196,896
Yang Ming Marine Transport Corp. 382,411 624,217
Yuanta Financial Holding Co. Ltd. 1,425,758 2,940,445
Zhen Ding Technology Holding Ltd. 198,494 3,925,454
Total 711,726,908
Thailand 1.7%
Advanced Info Service PCL 94,614 1,045,238
Airports of Thailand PCL 1,852,900 3,583,595
Bangkok Bank PCL 190,800 1,030,948
Central Pattana PCL 1,477,000 2,978,853
CP ALL PCL 684,060 962,653
Delta Electronics Thailand PCL 1,240,200 12,133,020
Kasikornbank PCL 261,583 1,716,563
Krung Thai Bank PCL 1,925,596 2,202,636
PTT Exploration & Production PCL 645,900 2,605,337
PTT PCL 3,180,700 3,398,951

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, June 30, 2026 (Unaudited)
Columbia EM Core ex-China ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Siam Cement PCL 334,600 2,457,591
Total 34,115,385
Turkey 0.5%
Akbank TAS 540,332 891,761
Aselsan Elektronik Sanayi Ve Ticaret AS 171,355 1,267,106
BIM Birlesik Magazalar AS 272,111 2,130,264
Destek Finans Faktoring AS
(a)
11,141 865,027
Haci Omer Sabanci Holding AS 1,077,676 2,252,113
Turk Hava Yollari AO 102,329 715,012
Turkiye Petrol Rafinerileri AS 370,543 1,806,829
Total 9,928,112
United Arab Emirates 2.4%
Abu Dhabi Commercial Bank PJSC 632,018 2,488,321
Abu Dhabi Islamic Bank PJSC 550,650 3,100,522
ADNOC Drilling Co. PJSC 1,054,293 1,644,843
Adnoc Gas PLC 1,493,090 1,398,470
Aldar Properties PJSC 896,269 2,020,586
Alpha Dhabi Holding PJSC 326,022 702,153
Dubai Islamic Bank PJSC 1,229,805 2,494,601
Emaar Properties PJSC 1,230,330 3,993,066
Emirates Integrated Telecommunications Co.
PJSC 526,414 1,633,958
Emirates NBD Bank PJSC 463,548 3,730,850
Emirates Telecommunications Group Co. PJSC 701,413 3,666,770
First Abu Dhabi Bank PJSC 1,316,994 6,095,950
International Holding Co. PJSC
(a)
160,428 16,734,046
Total 49,704,136
Total Common Stocks
(Cost $ 1,196,865,460 ) 1,984,209,994
1 1
Exchange-Traded Funds 1 .6%
United States 1.6%
iShares Semiconductor ETF 25,372 16,257,363
VanEck Semiconductor ETF 24,601 16,135,550
Total 32,392,913
Total Exchange-Traded Funds
(Cost $ 27,108,431 ) 32,392,913
1 1
Issuer . Shares
.
Value ($)
Preferred Stocks 1 .6%
Brazil 1.5%
Banco Bradesco SA 8.319% 1,360,656 4,758,136
Itau Unibanco Holding SA 8.175% 1,303,650 10,623,742
Itausa SA 9.782% 3,080,245 7,962,534
Petroleo Brasileiro SA
- Petrobras 8.759% 1,037,590 7,577,527
Total 30,921,939
Chile 0.1%
Sociedad Quimica y Minera
de Chile SA, Class B 1.351% 27,994 2,078,082
Total Preferred Stocks
(Cost $ 24,478,121 ) 33,000,021
1 1
Warrants 0 .0%
Malaysia 0.0%
YTL Corp. Bhd., expiring 06/02/2028
(a)
231,020 40,793
Total Warrants
(Cost $ – ) 40,793
1 1
. Shares
.
Value ($)
Money Market Funds 0 .5%
Columbia Short-Term Cash Fund, 3.767%
(g),(h)
11,202,289 11,195,568
1 1 1
Total Money Market Funds
(Cost $ 11,196,688 ) 11,195,568
Total Investments in Securities
(Cost $ 1,259,648,700 ) 2,060,839,289
Other Assets & Liabilities, Net 2,106,334
Net Assets 2,062,945,623

Portfolio of Investments
(continued)
Columbia EM Core ex-China ETF, June 30, 2026 (Unaudited)
Columbia EM Core ex-China ETF | 2026

Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
MMC Norilsk Nickel PJSC ADR
06/19/2020-02/16/2022
19,108
569,160
0
2,648,749
0
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
38,545,904
(27,349,216)
(1,120)
11,195,568
—
(2,736)
17,122
11,202,289
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $28,960,708, which represents 1.40% of total net assets.
(c) As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.
(d) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At June 30, 2026, the total market value of these securities amounted to $0, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(e) Valuation based on significant unobservable inputs.
(f) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2026, the total value of these securities amounted to
$0, which represents less than 0.01% of total net assets.
(g) The rate shown is the seven-day current annualized yield at June 30, 2026.
(h) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt
GDR Global Depositary Receipt
PJSC Private Joint Stock Company
REIT Real Estate Investment Trust

1QT274_(08/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.